Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000057444
Shareholder Report [Line Items]
Trading Symbol	AUERX
Additional Information Phone Number	(888) 711-2837
Additional Information Website	https://sbauerfunds.com/sbauer-documents/
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.93%
AssetsNet	$ 78,548,950
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 508,743
InvestmentCompanyPortfolioTurnover	67.00%